FINANCIAL ASSETS AND LIABILITIES - Summary of Related Party Transactions (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of receivables and payables [line items]
Operating income	R$ 915,498	R$ 679,500	R$ 675,704
Shared income (expenses)	(68,024)	(73,831)	(81,018)
Total	(1,680,746)	(965,464)	(536,552)
Finance Result [member]
Disclosure of receivables and payables [line items]
Finance result	(198)	4,937	6,392
Raizen [Member]
Disclosure of receivables and payables [line items]
Operating income	908,588	679,500	675,436
Purchase of products / inputs / services	(2,528,022)	(1,576,070)	(1,136,691)
Shared income (expenses)	(68,120)	(73,831)	(81,018)
Finance result	(106)	4,937	6,345
Purchase of Products [Member]
Disclosure of receivables and payables [line items]
Purchase of products / inputs / services	(2,528,022)	(1,576,070)	(1,137,630)
Cosan Limited [member]
Disclosure of receivables and payables [line items]
Finance result
Others [member]
Disclosure of receivables and payables [line items]
Operating income	6,910		268
Purchase of products / inputs / services			(939)
Shared income (expenses)	96
Finance result	R$ (92)		R$ 47